CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (126,872)	$ (153,559)	$ (81,511)
Adjustments required to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,472	3,960	2,661
Remeasurement of warrants liability	(890)	(1,216)	0
Issuance cost allocated to warrants liability	0	1,830	(0)
Increase in accrued interest on bank deposits	(705)	(436)	0
Decrease in marketable securities	375	104	0
Share-based compensation	19,449	64,736	3,196
Realization of investment in non-marketable equity securities	0	(2,012)	0
Capital gain, net	(44)	0	(6)
Share-based payment to a customer	0	0	14,800
Foreign exchange loss (gain), net	1,233	(577)	(572)
Decrease (increase) in prepaid expenses and other assets	(377)	620	(1,296)
Decrease (increase) in trade receivables, net	(1,249)	1,993	(1,485)
Decrease (increase) in inventory	20	(2,092)	(823)
Changes in operating lease assets and liabilities, net	6,530	0	0
Increase (decrease) in trade payables	1,082	(1,997)	606
Increase (decrease) in accrued expenses and other liabilities	607	3,076	(820)
Increase (decrease) in employees and payroll accruals	(304)	3,469	2,111
Increase (decrease) in advances from customers and deferred revenues	262	(421)	1,198
Net cash used in operating activities	(93,411)	(82,522)	(61,941)
Cash flows from investing activities:
Purchase of property and equipment	(22,567)	(3,784)	(5,120)
Proceeds from sales of property and equipment	54	0	47
Investment in bank deposits	(79,500)	(375,047)	0
Withdrawal of bank deposits	230,000	145,000	34,720
Decrease (increase) in restricted deposits	(2,633)	56	(56)
Investment in marketable securities	0	(50,000)	0
Proceeds from sale of non-marketable securities	0	2,178	0
Net cash provided by (used in) investing activities	125,354	(281,597)	29,591
Cash flows from financing activities:
Cash received from Transactions, net of issuance cost	0	121,357	0
Issuance of ordinary shares, net of issuance cost	0	217,507	0
Proceeds from issuance of convertible preferred shares, net of issuance cost	0	0	8,934
Proceeds from exercise of options	609	952	284
Repayment of loans	0	(2,638)	(277)
Net cash provided by financing activities	609	337,178	8,941
Effect of exchange rate changes on cash, cash equivalents and restricted cash	(1,139)	716	748
Increase (decrease) in cash, cash equivalents and restricted cash	31,413	(26,225)	(22,661)
Cash, cash equivalents and restricted cash at beginning of the year	24,541	50,766	73,427
Cash, cash equivalents and restricted cash at end of the year	55,954	24,541	50,766
(1) Cash paid during the year for:
Interest	0	94	89
Income taxes	128	237	85
(2) Non-cash transactions:
Non-marketable equity securities in consideration for property and equipment	0	0	64
Reclassification from property and equipment, net to inventories	0	0	512
Conversion of preferred shares to ordinary shares	0	272,815	0
Purchase of property and equipment	2,335	1,433	0
Reclassification of warrants liability to equity	29	4,436	0
Issuance cost paid in equity	0	77,250	0
Right-of-use assets recognized with corresponding lease liabilities	30,078	0	0
(3) Cash, cash equivalents and restricted cash at end of the year:
Cash and cash equivalents	55,718	23,640	49,950
Short-term restricted cash	236	901	8
Restricted deposits	0	0	808
Cash, cash equivalents and restricted cash at end of the year	$ 55,954	$ 24,541	$ 50,766